UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21861

AMERICAN CENTURY GROWTH FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	10-31-2018

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
Adaptive Small Cap Fund
October 31, 2018

Adaptive Small Cap - Schedule of Investments
OCTOBER 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 100.0%
Aerospace and Defense — 2.7%
Aerojet Rocketdyne Holdings, Inc.(1)	11,005	388,697
Aerovironment, Inc.(1)	6,341	570,500
Curtiss-Wright Corp.	4,679	512,163
TransDigm Group, Inc.(1)	1,482	489,430
		1,960,790
Airlines — 0.2%
JetBlue Airways Corp.(1)	9,796	163,887
Banks — 5.4%
BCB Bancorp, Inc.	19,619	244,060
CIT Group, Inc.	7,669	363,357
Farmers & Merchants Bancorp, Inc.	9,634	391,622
IBERIABANK Corp.	18,341	1,366,221
LCNB Corp.	12,175	206,853
Macatawa Bank Corp.	58,504	634,769
Texas Capital Bancshares, Inc.(1)	9,251	603,443
United Security Bancshares	19,282	206,703
		4,017,028
Biotechnology — 2.0%
BioSpecifics Technologies Corp.(1)	3,866	236,870
Concert Pharmaceuticals, Inc.(1)	15,184	226,545
Eagle Pharmaceuticals, Inc.(1)	3,215	158,307
Immunomedics, Inc.(1)	2,540	57,226
Ligand Pharmaceuticals, Inc.(1)	1,563	257,598
Loxo Oncology, Inc.(1)	2,259	344,859
MediciNova, Inc.(1)	8,539	83,341
Sage Therapeutics, Inc.(1)	784	100,885
		1,465,631
Building Products — 1.1%
Simpson Manufacturing Co., Inc.	11,908	679,708
Trex Co., Inc.(1)	2,339	143,381
		823,089
Capital Markets — 1.0%
Artisan Partners Asset Management, Inc., Class A	5,627	154,236
Waddell & Reed Financial, Inc., Class A	30,998	591,132
		745,368
Chemicals — 2.1%
FutureFuel Corp.	6,421	105,304
PolyOne Corp.	1,901	61,421
Quaker Chemical Corp.	636	114,417
Sensient Technologies Corp.	13,880	900,257
Trinseo SA	7,365	396,826
		1,578,225

Communications Equipment — 1.5%
Plantronics, Inc.	18,437	1,087,230
Construction and Engineering — 0.2%
Orion Group Holdings, Inc.(1)	35,307	166,649
Consumer Finance — 1.6%
EZCORP, Inc., Class A(1)	105,194	1,045,629
FirstCash, Inc.	1,698	136,519
		1,182,148
Distributors — 0.7%
Genuine Parts Co.	5,631	551,388
Diversified Consumer Services — 2.3%
Carriage Services, Inc.	27,989	533,470
Weight Watchers International, Inc.(1)	17,654	1,166,930
		1,700,400
Diversified Telecommunication Services — 0.3%
Zayo Group Holdings, Inc.(1)	8,498	253,920
Electric Utilities — 0.4%
Avangrid, Inc.	4,757	223,627
IDACORP, Inc.	916	85,426
		309,053
Electrical Equipment — 0.8%
Allied Motion Technologies, Inc.	14,188	619,448
Electronic Equipment, Instruments and Components — 2.1%
Badger Meter, Inc.	1,339	65,758
Daktronics, Inc.	62,741	458,637
Plexus Corp.(1)	17,141	1,001,034
		1,525,429
Energy Equipment and Services — 1.4%
Dril-Quip, Inc.(1)	7,286	310,092
Helix Energy Solutions Group, Inc.(1)	10,549	89,877
Helmerich & Payne, Inc.	779	48,524
Mammoth Energy Services, Inc.	18,154	453,124
Solaris Oilfield Infrastructure, Inc., Class A(1)	12,704	167,693
		1,069,310
Equity Real Estate Investment Trusts (REITs) — 5.5%
Agree Realty Corp.	6,626	379,471
Armada Hoffler Properties, Inc.	42,473	636,246
Ashford Hospitality Trust, Inc.	101,487	522,658
BRT Apartments Corp.	4,356	50,660
City Office REIT, Inc.	24,383	268,701
CubeSmart	10,163	294,524
Easterly Government Properties, Inc.	28,172	511,885
Gladstone Commercial Corp.	19,890	377,711
MedEquities Realty Trust, Inc.	41,462	342,891
Sunstone Hotel Investors, Inc.	24,775	358,494
VEREIT, Inc.	46,021	337,334
		4,080,575
Food Products — 2.0%
Calavo Growers, Inc.	14,945	1,449,665

Health Care Equipment and Supplies — 6.3%
LeMaitre Vascular, Inc.	44,673	1,192,769
Meridian Bioscience, Inc.	108,602	1,760,438
Orthofix Medical, Inc.(1)	27,619	1,679,788
		4,632,995
Health Care Providers and Services — 2.2%
Addus HomeCare Corp.(1)	13,377	876,194
HealthEquity, Inc.(1)	3,648	334,886
Magellan Health, Inc.(1)	5,984	389,319
		1,600,399
Hotels, Restaurants and Leisure — 3.8%
Denny's Corp.(1)	77,712	1,348,303
Ruth's Hospitality Group, Inc.	17,640	476,809
Scientific Games Corp., Class A(1)	5,869	130,644
Wingstop, Inc.	13,813	864,970
		2,820,726
Household Durables — 0.5%
TRI Pointe Group, Inc.(1)	32,977	392,426
Household Products — 1.3%
WD-40 Co.	5,693	951,186
Independent Power and Renewable Electricity Producers — 1.5%
Ormat Technologies, Inc.	21,175	1,083,525
Insurance — 1.4%
American Equity Investment Life Holding Co.	15,219	475,137
Old Republic International Corp.	26,174	577,137
		1,052,274
Interactive Media and Services — 0.7%
Yelp, Inc.(1)	12,552	537,477
Internet and Direct Marketing Retail — 2.5%
Etsy, Inc.(1)	8,113	344,965
Shutterfly, Inc.(1)	6,404	320,200
Stamps.com, Inc.(1)	5,916	1,196,038
		1,861,203
IT Services — 1.4%
EVERTEC, Inc.	9,453	246,534
NIC, Inc.	12,050	160,386
Presidio, Inc.	29,281	392,366
Science Applications International Corp.	530	36,840
Western Union Co. (The)	10,254	184,982
		1,021,108
Life Sciences Tools and Services — 4.9%
Cambrex Corp.(1)	7,496	399,462
Charles River Laboratories International, Inc.(1)	5,094	620,551
Medpace Holdings, Inc.(1)	16,290	848,709
PRA Health Sciences, Inc.(1)	10,755	1,041,837
Waters Corp.(1)	3,667	695,593
		3,606,152
Machinery — 1.0%
EnPro Industries, Inc.	1,369	85,152

Harsco Corp.(1)	12,384	340,189
Pentair plc	7,016	281,692
		707,033
Marine — 1.3%
Costamare, Inc.	186,564	988,789
Media — 0.4%
Interpublic Group of Cos., Inc. (The)	13,620	315,439
Metals and Mining — 1.3%
Compass Minerals International, Inc.	4,710	228,482
Gold Resource Corp.	8,786	38,043
Kaiser Aluminum Corp.	7,588	723,668
		990,193
Mortgage Real Estate Investment Trusts (REITs) — 1.3%
Apollo Commercial Real Estate Finance, Inc.	11,598	216,998
Exantas Capital Corp.	44,261	501,920
Starwood Property Trust, Inc.	12,575	273,129
		992,047
Oil, Gas and Consumable Fuels — 2.7%
California Resources Corp.(1)	9,210	288,641
CONSOL Energy, Inc.(1)	4,920	196,013
Denbury Resources, Inc.(1)	59,313	204,630
Dorian LPG Ltd.(1)	6,492	51,611
Evolution Petroleum Corp.	7,775	80,083
Hallador Energy Co.	35,050	229,928
Matador Resources Co.(1)	14,370	414,431
Par Pacific Holdings, Inc.(1)	23,516	415,763
Peabody Energy Corp.	4,152	147,188
		2,028,288
Paper and Forest Products — 0.9%
Neenah, Inc.	8,111	652,611
Pharmaceuticals — 2.7%
Amneal Pharmaceuticals, Inc.(1)	59,750	1,102,388
Prestige Consumer Healthcare, Inc.(1)	25,076	906,748
		2,009,136
Professional Services — 4.1%
CRA International, Inc.	14,296	602,576
Insperity, Inc.	8,515	935,373
Navigant Consulting, Inc.	48,334	1,044,014
Robert Half International, Inc.	1,571	95,093
TransUnion	5,909	388,517
		3,065,573
Real Estate Management and Development — 0.4%
HFF, Inc., Class A	8,401	308,737
Road and Rail — 2.1%
Genesee & Wyoming, Inc., Class A(1)	1,649	130,650
Saia, Inc.(1)	22,162	1,393,104
		1,523,754
Semiconductors and Semiconductor Equipment — 1.8%
Cabot Microelectronics Corp.	1,879	183,428

Power Integrations, Inc.	5,448	306,831
SMART Global Holdings, Inc.(1)	29,154	816,604
		1,306,863
Software — 5.7%
American Software, Inc., Class A	41,801	481,129
Cornerstone OnDemand, Inc.(1)	18,959	933,731
Fortinet, Inc.(1)	12,312	1,011,800
Progress Software Corp.	29,178	937,781
QAD, Inc., Class A	19,330	820,172
		4,184,613
Specialty Retail — 5.4%
Aaron's, Inc.	19,450	916,678
Boot Barn Holdings, Inc.(1)	54,195	1,337,533
Citi Trends, Inc.	17,087	432,814
New York & Co., Inc.(1)	81,669	323,409
RH(1)	7,011	811,243
Zumiez, Inc.(1)	8,102	188,452
		4,010,129
Thrifts and Mortgage Finance — 7.3%
Essent Group Ltd.(1)	22,372	881,904
NMI Holdings, Inc., Class A(1)	22,432	474,213
Northwest Bancshares, Inc.	101,707	1,641,551
Prudential Bancorp, Inc.	2,700	48,519
Walker & Dunlop, Inc.	31,055	1,303,068
Waterstone Financial, Inc.	62,413	1,019,828
		5,369,083
Tobacco — 0.5%
Vector Group Ltd.	25,549	345,422
Trading Companies and Distributors — 0.9%
CAI International, Inc.(1)	25,373	632,041
Water Utilities — 0.4%
Global Water Resources, Inc.	23,428	260,988
TOTAL COMMON STOCKS (Cost $75,741,765)		73,999,443
TEMPORARY CASH INVESTMENTS — 0.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.625% - 4.75%, 1/31/20 - 8/15/45, valued at $76,120), in a joint trading account at 2.00%, dated 10/31/18, due 11/1/18 (Delivery value $74,578)		74,574
State Street Institutional U.S. Government Money Market Fund, Premier Class	37,382	37,382
TOTAL TEMPORARY CASH INVESTMENTS (Cost $111,956)		111,956
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $75,853,721)		74,111,399
OTHER ASSETS AND LIABILITIES — (0.2)%		(141,926)
TOTAL NET ASSETS — 100.0%		$73,969,473

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	73,999,443	—	—
Temporary Cash Investments	37,382	74,574	—
	74,036,825	74,574	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Focused Dynamic Growth Fund
October 31, 2018

Focused Dynamic Growth - Schedule of Investments
OCTOBER 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.4%
Automobiles — 4.8%
Tesla, Inc.(1)	15,187	5,122,879
Beverages — 3.5%
Boston Beer Co., Inc. (The), Class A(1)	4,427	1,360,373
Constellation Brands, Inc., Class A	11,819	2,354,699
		3,715,072
Biotechnology — 13.4%
Biogen, Inc.(1)	8,172	2,486,494
Blueprint Medicines Corp.(1)	25,858	1,571,391
Celgene Corp.(1)	41,755	2,989,658
Ionis Pharmaceuticals, Inc.(1)	48,372	2,396,832
Regeneron Pharmaceuticals, Inc.(1)	5,040	1,709,770
Spark Therapeutics, Inc.(1)	29,901	1,345,246
Vertex Pharmaceuticals, Inc.(1)	10,697	1,812,714
		14,312,105
Capital Markets — 3.9%
Intercontinental Exchange, Inc.	54,498	4,198,526
Electronic Equipment, Instruments and Components — 2.3%
Cognex Corp.	56,524	2,421,488
Energy Equipment and Services — 1.7%
Cactus, Inc., Class A(1)	54,266	1,815,740
Entertainment — 3.1%
Netflix, Inc.(1)	11,043	3,332,557
Interactive Media and Services — 11.4%
Alphabet, Inc., Class C(1)	5,451	5,869,473
Baidu, Inc. ADR(1)	13,869	2,635,942
Facebook, Inc., Class A(1)	15,333	2,327,396
Tencent Holdings Ltd.	40,700	1,385,740
		12,218,551
Internet and Direct Marketing Retail — 5.4%
Amazon.com, Inc.(1)	3,633	5,805,570
IT Services — 15.1%
MasterCard, Inc., Class A	24,943	4,930,483
Okta, Inc.(1)	43,516	2,539,594
Square, Inc., Class A(1)	46,670	3,427,911
Visa, Inc., Class A	37,707	5,197,910
		16,095,898
Machinery — 10.3%
FANUC Corp.	15,100	2,641,011
Middleby Corp. (The)(1)	21,060	2,365,038
WABCO Holdings, Inc.(1)	37,475	4,026,689
Wabtec Corp.	23,593	1,935,098
		10,967,836

Oil, Gas and Consumable Fuels — 1.6%
Concho Resources, Inc.(1)	12,607	1,753,508
Professional Services — 1.9%
Verisk Analytics, Inc.(1)	16,744	2,006,601
Software — 14.2%
DocuSign, Inc.(1)	92,473	3,878,318
salesforce.com, Inc.(1)	22,139	3,038,356
Splunk, Inc.(1)	37,162	3,710,254
Tableau Software, Inc., Class A(1)	42,625	4,547,235
		15,174,163
Specialty Retail — 1.9%
Ross Stores, Inc.	20,552	2,034,648
Textiles, Apparel and Luxury Goods — 3.9%
NIKE, Inc., Class B	56,273	4,222,726
TOTAL COMMON STOCKS (Cost $103,874,364)		105,197,868
TEMPORARY CASH INVESTMENTS — 0.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.625% - 4.75%, 1/31/20 - 8/15/45, valued at $118,919), in a joint trading account at 2.00%, dated 10/31/18, due 11/1/18 (Delivery value $116,511)		116,505
State Street Institutional U.S. Government Money Market Fund, Premier Class	58,400	58,400
TOTAL TEMPORARY CASH INVESTMENTS (Cost $174,905)		174,905
TOTAL INVESTMENT SECURITIES — 98.6% (Cost $104,049,269)		105,372,773
OTHER ASSETS AND LIABILITIES — 1.4%		1,517,585
TOTAL NET ASSETS — 100.0%		$106,890,358

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	101,171,117	4,026,751	—
Temporary Cash Investments	58,400	116,505	—
	101,229,517	4,143,256	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Growth Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	December 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	December 28, 2018

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	December 28, 2018